INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2020 and December 31, 2019, is comprised of the following:

	June 30, 2020	December 31, 2019
Finished products	4,945	5,821
Production in process	3,402	4,165
Raw materials	3,867	5,101
Manufacturing supplies, spare parts and other [1]	2,055	2,209
Total	14,269	17,296
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.5 billion and manufacturing and other of 0.5 billion as of June 30, 2020. Manufacturing supplies, spare parts and other consist of spare parts of 1.6 billion and manufacturing and other of 0.6 billion as of December 31, 2019.